Remuneration of auditors - Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Audit and other assurance services
Total auditors' remuneration	$ 779,283	$ 807,079	$ 849,627
Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	690,245	620,837	729,598
Other audit services		92,403	42,306
Total auditors' remuneration	690,245	713,240	771,904
Network Firms Of Price Water House Coopers | Australia
Audit and other assurance services
Audit and review of financial reports	89,038	93,839	77,723
Total auditors' remuneration	$ 89,038	$ 93,839	$ 77,723